Share-Based Compensation Expenses (Details) - Schedule of Fair Value of Options and Ordinary Shares Estimated at the Dates of Option Grants	12 Months Ended
Dec. 31, 2023 ¥ / shares shares
January 3, 2017 [Member]
Schedule of Fair Value of Options and Ordinary Shares Estimated at the Dates of Option Grants [Line Items]
Options granted/modified (in Shares) | shares	75,173,492
Exercise price	¥ 0.5
Fair value of option	1.26
Fair value of ordinary shares	¥ 1.72
January 3, 2017 [Member]
Schedule of Fair Value of Options and Ordinary Shares Estimated at the Dates of Option Grants [Line Items]
Options granted/modified (in Shares) | shares	112,760,238
Exercise price	¥ 0.5
Fair value of option	1.27
Fair value of ordinary shares	¥ 1.72
December 31, 2019 [Member]
Schedule of Fair Value of Options and Ordinary Shares Estimated at the Dates of Option Grants [Line Items]
Options granted/modified (in Shares) | shares	83,772,346
Exercise price	¥ 1
Fair value of option	0.71
Fair value of ordinary shares	¥ 1.4
December 31, 2019 [Member]
Schedule of Fair Value of Options and Ordinary Shares Estimated at the Dates of Option Grants [Line Items]
Options granted/modified (in Shares) | shares	35,902,434
Exercise price	¥ 1
Fair value of option	0.75
Fair value of ordinary shares	¥ 1.4
December 31, 2023 [Member]
Schedule of Fair Value of Options and Ordinary Shares Estimated at the Dates of Option Grants [Line Items]
Options granted/modified (in Shares) | shares	150,346,984
Exercise price	¥ 0.5
Fair value of option	0.34
Fair value of ordinary shares	¥ 0.29